Commitments - Company's royalty and stream interests (Details) $ in Millions, $ in Millions		6 Months Ended
	Jul. 17, 2025 USD ($)	Jun. 30, 2025 USD ($) shares t oz	Jun. 30, 2025 CAD ($) shares
Cascabel stream
Commitments
Investment commitments		$ 501.6
New Prosperity stream
Commitments
Investment commitments		350.0
Discovery term loan
Commitments
Investment commitments		$ 100.0
Investment commitment obligation		2 years
Royalty Acquisition Venture with Continental Resources, Inc.
Commitments
Investment commitments		$ 41.9
Yanacocha royalty
Commitments
Investment commitments		$ 15.0
Number of common shares | shares		118,534	118,534
Investment commitment obligation		20 years
Copper World royalty
Commitments
Investment commitments		$ 12.5
Commitment payable percentage		50.00%
Commitment payable percentage upon receipt of royalty payments		50.00%
Copper World royalty | Bottom of range
Commitments
Mine copper production | t		550,000
Copper World royalty | Top of range
Commitments
Mine copper production | t		1,703,000
Salares Norte (Rio Baker) royalty
Commitments
Investment commitments		$ 8.0
Receipt of royalty payments		15.0
Royalty with EMX Royalty Corporation
Commitments
Investment commitments		$ 4.9
Investment commitment obligation		3 years
Eskay Creek Royalty
Commitments
Investment commitments			$ 4.5
Gold ounce contemplated to be mined | oz		300,000
Franco-Nevada (Barbados) Corporation ("FNBC") | Cascabel Stream - Ecuador | Acquisition of gold stream
Commitments
Acquisition amount on pre-construction activities	$ 23.3